Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 30, 2020	Feb. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts (in Dollars)			$ 39,000		$ 39,000
Tax benefit					50.00%
Company capitalizes (in Dollars)					$ 5,000
Simple agreement for future equity agreement (in Dollars)	$ 30,000	$ 30,000
Preferred stock (in Dollars)	$ 30,000
Percentage of price per share in calculation for conversion into temporary equity	80.00%
Proceeds from the conversion of SAFE notes (in Dollars)		$ 620,000
Advertising expense (in Dollars)					1,300	400
Insurance corporation (in Dollars)			250,000		$ 250,000
Participating employees enrolled percentage					3.00%
Present value of lease liabilities (in Dollars)					$ 12,920
Marketable securities (in Dollars)					50,600	$ 149,500
ASU 2016-13 [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Debt securities, available-for-sale (in Dollars)			$ 27,500		$ 50,600
Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Product warranty			2 years		2 years
Remaining lease term					1 year
Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Product warranty			5 years		5 years
Remaining lease term					4 years
Public and Private Placement Warrants [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Exercise price of warrants or rights (in Dollars per share)					$ 11.5
Series A Preferred Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of preferred shares (in Shares)		76,471
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			82.00%	24.00%	42.00%	10.00%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			59.00%	13.00%	22.00%	53.00%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage				11.00%		38.00%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			15.00%	11.00%	12.00%	38.00%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage				10.00%		46.00%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage				11.00%
Customer 4 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage				11.00%
Cumulative Effect, Period of Adoption, Adjustment [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
ROU asset (in Dollars)							$ 7,700
Present value of lease liabilities (in Dollars)							$ 7,700